Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment [Abstract]
Beginning balance	$ 27,841	$ 15,848
Additions	26,022	9,439
Acquisition of businesses	5,051	1,530
Reclassifications	0	0
Changes in provisions	(776)	3,564
Depreciation charge	(3,693)	(774)
Exchange differences	4,216	(1,766)
Ending balance	58,661	27,841
Cost
Property, plant and equipment [Abstract]
Beginning balance	29,899
Ending balance	64,412	29,899
Accumulated depreciation
Property, plant and equipment [Abstract]
Beginning balance	(2,058)
Ending balance	(5,751)	(2,058)
Land and buildings
Property, plant and equipment [Abstract]
Beginning balance	11,733	8,133
Additions	0	26
Acquisition of businesses	0	0
Reclassifications	6,287	(53)
Changes in provisions	(775)	3,564
Depreciation charge	(308)	0
Exchange differences	1,397	63
Ending balance	18,334	11,733
Land and buildings | Cost
Property, plant and equipment [Abstract]
Beginning balance	11,945
Ending balance	18,854	11,945
Land and buildings | Accumulated depreciation
Property, plant and equipment [Abstract]
Beginning balance	(212)
Ending balance	(520)	(212)
Plant, equipment and vehicles
Property, plant and equipment [Abstract]
Beginning balance	3,311	317
Additions	10,840	3,099
Acquisition of businesses	3,286	933
Reclassifications	4,657	(73)
Changes in provisions	(22)	0
Depreciation charge	(1,995)	(234)
Exchange differences	2,256	(731)
Ending balance	22,333	3,311
Plant, equipment and vehicles | Cost
Property, plant and equipment [Abstract]
Beginning balance	3,740
Ending balance	24,757	3,740
Plant, equipment and vehicles | Accumulated depreciation
Property, plant and equipment [Abstract]
Beginning balance	(429)
Ending balance	(2,424)	(429)
Furniture, fittings and equipment
Property, plant and equipment [Abstract]
Beginning balance	1,764	466
Additions	1,826	1,470
Acquisition of businesses	738	173
Reclassifications	(1,469)	77
Changes in provisions	21	0
Depreciation charge	(988)	(312)
Exchange differences	258	(110)
Ending balance	2,150	1,764
Furniture, fittings and equipment | Cost
Property, plant and equipment [Abstract]
Beginning balance	2,706
Ending balance	4,080	2,706
Furniture, fittings and equipment | Accumulated depreciation
Property, plant and equipment [Abstract]
Beginning balance	(942)
Ending balance	(1,930)	(942)
Leasehold improvements
Property, plant and equipment [Abstract]
Beginning balance	1,572	1,061
Additions	2,110	428
Acquisition of businesses	224	424
Reclassifications	(173)	49
Changes in provisions	0	0
Depreciation charge	(402)	(228)
Exchange differences	71	(162)
Ending balance	3,402	1,572
Leasehold improvements | Cost
Property, plant and equipment [Abstract]
Beginning balance	2,047
Ending balance	4,279	2,047
Leasehold improvements | Accumulated depreciation
Property, plant and equipment [Abstract]
Beginning balance	(475)
Ending balance	(877)	(475)
Construction in progress
Property, plant and equipment [Abstract]
Beginning balance	9,461	5,871
Additions	11,246	4,416
Acquisition of businesses	803	0
Reclassifications	(9,302)	0
Changes in provisions	0	0
Depreciation charge	0	0
Exchange differences	234	(826)
Ending balance	12,442	9,461
Construction in progress | Cost
Property, plant and equipment [Abstract]
Beginning balance	9,461
Ending balance	12,442	9,461
Construction in progress | Accumulated depreciation
Property, plant and equipment [Abstract]
Beginning balance	0
Ending balance	$ 0	$ 0